B. Summary Of Significant Accounting Policies (Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 22,006	$ 10,723	$ 1,768	$ 4,492
Cash in excess of FDIC insurance	16,000
Advertising Costs	121	80	104
Principal amount of convertible shareholder notes	0	760	1,100
Shares issued upon conversion of convertible notes		72,381	60,556
Foreign Accounts
Cash and cash equivalents	6,600	1,100
TAIWAN
Restricted cash	800	500
Certificates of deposit	8,000
Pledged certificate of deposit for line of credit	$ 4,000